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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09685


                      	Pioneer High Yield Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

            Pioneer High Yield Fund
            Schedule of Investments  1/31/06 (unaudited)

Shares                                                          Value
            CONVERTIBLE PREFERRED STOCKS - 6.2 %
            Materials - 4.4 %
            Commodity Chemicals - 0.2 %
350,000     Celanese Corp., 4.25%, 12/31/49                  $10,281,250
            Diversified Metals & Mining - 4.2 %
173,850     Freeport-McMoRan Copper & Gold, 5.5%, 12/31/49   $235,458,094
            Paper Packaging - 0.0 %
7,500       Smurfit-Stone Container                          $   171,563
            Total Materials                                  $245,910,907
            Media - 0.2 %
            Broadcasting & Cable TV - 0.2 %
76,200      General Cable Corp., 5.75%, 11/24/13  (b)        $ 9,715,500
            Total Media                                      $ 9,715,500
            Banks - 0.6 %
            Thrifts & Mortgage Finance - 0.6 %
726,432     Sovereign Cap Trust IV, 4.375%, 3/1/34           $32,780,244
            Total Banks                                      $32,780,244
            Utilities - 1.0 %
            Gas Utilities - 0.1 %
60,000      Semco Energy, Inc., 5.0%, 2/20/15 (144A)         $11,055,000
            Multi-Utilities - 0.9 %
612,900     CMS Energy Corp., 4.5%, 12/31/49                 $48,495,713
            Total Utilities                                  $59,550,713
            TOTAL CONVERTIBLE PREFERRED STOCKS
            (Cost   $264,776,233)                            $347,957,364

Principal
Amount
            CONVERTIBLE CORPORATE BONDS - 19.4 %
            Energy - 0.7 %
            Oil & Gas Exploration & Production - 0.7 %
 $ 26,170,00McMoran Exploration, 6.0%, 7/2/08                $39,418,563
            Total Energy                                     $39,418,563
            Materials - 4.2 %
            Commodity Chemicals - 2.7 %
530,000     Millenium Chemicals, Inc., 4.0%, 11/15/23 (144A) $ 1,001,038
78,145,000  Millennium Chemicals Inc. 4.0%, 11/15/23          147,596,369
                                                             $148,597,407
            Diversified Metals & Mining - 0.8 %
21,155,000  Inco, Ltd., 3.5%, 3/14/52                        $41,834,013
            Gold - 0.7 %
44,600,000  Coeur D'Alene Mines Corp., 1.25%, 1/15/24        $41,143,500
            Total Materials                                  $231,574,920
            Capital Goods - 2.6 %
            Aerospace & Defense - 0.2 %
10,650,000  United Industries Corp., 3.75%, 9/15/24 (144A)   $13,765,125
            Construction, Farm Machinery & Heavy Trucks - 0.7 %
34,850,000  Wabash National Corp., 3.25%, 8/1/08             $42,255,625
            Electrical Component & Equipment - 1.6 %
164,787,000 Roper Industries, Inc., 1.4813%, 1/15/34         $91,662,769
            Total Capital Goods                              $147,683,519
            Consumer Services - 1.7 %
            Specialized Consumer Services - 1.7 %
99,472,000  SCI Systems, Inc., 3.0%, 3/15/07                 $96,239,160
            Total Consumer Services                          $96,239,160
            Media - 1.9 %
            Advertising - 1.9 %
1,821,000   Interpublic Group Companies, 4.5%, 3/15/23 (144A)$ 1,953,023
97,523,000  Interpublic Group Companies, 4.5%, 3/15/23        104,593,418
                                                             $106,546,441
            Total Media                                      $106,546,441
            Retailing - 0.7 %
            Automotive Retail - 0.7 %
39,982,000  Sonic Automotive, Inc., 5.25%, 5/7/09 (b)        $39,332,293
            Total Retailing                                  $39,332,293
            Health Care Equipment & Services - 1.2 %
            Health Care Equipment - 1.2 %
34,600,000  Epix Medical, 3.0%, 6/15/24 (144A)               $21,452,000
52,350,000  Wilson Greatbatch Technology, 2.25%, 6/15/13      45,544,500
                                                             $66,996,500
            Total Health Care Equipment & Services           $66,996,500
            Pharmaceuticals & Biotechnology - 1.9 %
            Biotechnology - 1.7 %
62,765,000  Cubist Pharmaceuticals, 5.5%, 11/1/08            $60,489,769
34,400,000  CV Therapeutics, 2.0%, 5/16/23                    28,982,000
7,500,000   Human Genome, 2.25%, 8/15/12                       6,375,000
                                                             $95,846,769
            Pharmaceuticals - 0.2 %
4,280,000   KV Pharmaceutical Co., 2.5%, 5/16/33             $ 4,649,150
3,350,000   Valeant Pharmaceuticals, 4.0%, 11/15/13            2,927,063
                                                             $ 7,576,213
            Total Pharmaceuticals & Biotechnology            $103,422,982
            Software & Services - 1.2 %
            Application Software - 0.8 %
43,650,000  Mentor Graphics, 6.875%, 6/15/07                 $43,540,875
            IT Consulting & Other Services - 0.4 %
34,100,000  Safeguard Scientifics, 2.625%, 3/15/24           $25,958,625
            Total Software & Services                        $69,499,500
            Technology Hardware & Equipment - 2.1 %
            Computer Storage & Peripherals - 0.2 %
14,500,000  Maxtor Corp., 6.8%, 4/30/10 (b)                  $16,185,625
            Electronic Equipment & Instruments - 1.4 %
26,611,000  Flir Systems, Inc., 3.0%, 6/1/23                 $32,897,849
45,030,000  Veeco Instruments, 4.125%, 12/21/08               42,722,213
                                                             $75,620,062
            Technology Distributors - 0.4 %
29,112,000  Bell Microproducts, Inc., 3.75%, 3/5/24          $25,109,100
            Total Technology Hardware & Equipment            $116,914,787
            Semiconductors - 1.2 %
            Semiconductor Equipment - 1.2 %
63,087,000  Brooks Automation, Inc., 4.75%, 6/1/08           $60,721,238
6,308,000   Cymer, Inc., 3.5%, 2/15/09                         6,339,540
                                                             $67,060,778
            Total Semiconductors                             $67,060,778
            TOTAL CONVERTIBLE CORPORATE BONDS
            (Cost   $1,032,392,518)                          $1,084,689,443

Shares
            PREFERRED STOCKS - 0.3 %
            Real Estate - 0.3 %
            Real Estate Management & Development - 0.3 %
667,700     Forest City Enterprises, 7.375%, 2/1/34          $17,059,735
            Total Real Estate                                $17,059,735
            TOTAL PREFERRED STOCKS
            (Cost   $17,060,964)                             $17,059,735

            COMMON STOCKS - 11.3 %
            Materials - 2.2 %
            Aluminum - 0.2 %
828,100     Novelis, Inc. (b)                                $15,882,958
            Commodity Chemicals - 0.2 %
390,200     Georgia Gulf Corp. *                             $13,344,840
            Construction Materials - 0.7 %
735,894     Texas Industries, Inc.                           $39,598,456
            Diversified Chemical - 0.0 %
4,893       Huntsman Corp. *                                 $    93,092
            Gold - 0.1 %
127,200     Placer Dome, Inc. (b)                            $ 3,265,224
            Paper Products - 0.5 %
7,550,500   Abitibi-Consolidated, Inc.  (b)                  $29,295,940
            Specialty Chemicals - 0.4 %
8,000       Arch Chemicals, Inc.                             $   248,000
1,042,100   RPM, Inc.                                         19,695,690
                                                             $19,943,690
            Total Materials                                  $121,424,200
            Capital Goods - 1.5 %
            Building Products - 1.0 %
1,828,895   Lennox International, Inc.                       $58,433,195
            Industrial Machinery - 0.2 %
168,600     Parker Hannifin Corp.                            $12,774,822
            Trading Companies & Distributors - 0.2 %
300,000     Wesco International, Inc. *                      $14,379,000
            Total Capital Goods                              $85,587,017
            Household & Personal Products - 0.2 %
            Personal Products - 0.2 %
211,600     Alberto-Culver Co. (Class B)                     $ 9,373,880
            Total Household & Personal Products              $ 9,373,880
            Health Care Equipment & Services - 0.8 %
            Health Care Equipment - 0.7 %
287,700     Bio-Rad Laboratories, Inc. *                     $19,390,980
200,000     Fisher Scientific International, Inc. *           13,374,000
278,700     Thermo Electron Corp *                             9,375,468
                                                             $42,140,448
            Total Health Care Equipment & Services           $42,140,448
            Pharmaceuticals & Biotechnology - 3.2 %
            Biotechnology - 2.8 %
681,800     Protein Design Labs, Inc. * (b)                  $19,874,470
3,829,747   Vertex Pharmaceuticals, Inc. *                    136,798,563
                                                             $156,673,033
            Pharmaceuticals - 0.4 %
906,200     Bristol-Myers Squibb Co.                         $20,652,298
            Total Pharmaceuticals & Biotechnology            $177,325,331
            Insurance - 0.1 %
            Multi-Line Insurance - 0.1 %
43,200      Hartford Financial Services Group, Inc.          $ 3,552,336
            Total Insurance                                  $ 3,552,336
            Real Estate - 2.5 %
            Real Estate Investment Trusts - 2.4 %
1,000,000   Equity Office Properties Trust                   $31,820,000
821,900     General Growth Properties (b)                     42,410,040
71,800      Liberty Property Trust                             3,249,668
705,300     Mack-Cali Realty Corp.                            31,541,016
1,759,600   MeriStar Hospitality Corp. *                      18,053,496
283,600     Saul Centers, Inc.                                10,493,200
                                                             $137,567,420
            Total Real Estate                                $137,567,420
            Semiconductors - 0.0 %
            Semiconductor Equipment - 0.0 %
100,000     FEI Co. *                                        $ 2,308,000
            Total Semiconductors                             $ 2,308,000
            Utilities - 1.0 %
            Gas Utilities - 0.3 %
200,000     Atmos Energy Corp.                               $ 5,256,000
274,600     National Fuel Gas Co.                              9,034,340
1,118,581   SEMCO Energy, Inc. * (b)                           6,331,168
                                                             $20,621,508
            Independent Power Producer & Energy Traders - 0.6 %
691,100     NRG Energy, Inc. *  (b)                          $33,359,397
            Total Utilities                                  $53,980,905
            TOTAL COMMON STOCKS
            (Cost   $551,361,890)                            $633,259,537

Principal
Amount
            CORPORATE BONDS - 61.2 %
            Energy - 4.2 %
            Coal & Consumable Fuels - 0.5 %
 $ 29,200,00Massey Energy Co., 6.875%, 12/15/13 (144A)       $29,455,500
            Oil & Gas Equipment & Services - 0.8 %
44,559,000  Holly Energy Partners LP, 6.25%, 3/1/15          $42,999,435
            Oil & Gas Refining & Marketing - 2.9 %
4,075,000   Frontier Oil Corp., 6.625%, 10/1/11              $ 4,176,875
24,500,000  Tesoro Petroleum Corp., 6.25%, 11/1/12 (144A)     24,683,750
130,000,000 Tesoro Corp., 6.625%, 11/1/15 (144A)              130,975,000
                                                             $159,835,625
            Total Energy                                     $232,290,560
            Materials - 16.4 %
            Aluminum - 1.3 %
80,903,000  Novelis, Inc., 7.25%, 2/15/15                    $76,453,335
            Commodity Chemicals - 4.0 %
53,875,000  Arco Chemical Co., 9.8%, 2/1/20                  $60,205,313
2,500,000   Lyondell Chemical Co., 9.625%, 5/1/07              2,615,625
13,500,000  Lyondell Chemical Co., 10.5%, 6/1/13              15,221,250
19,150,000  Nova Chemicals Corp., 7.25%, 8/15/28              19,868,125
66,930,000  Nova Chemicals Corp., 7.4%, 4/1/09                68,268,600
50,370,000  Nova Chemicals Corp., 7.875%, 9/15/25             50,118,150
9,931,000   Nova Chemicals, Ltd., 6.5%, 1/15/12                9,533,760
                                                             $225,830,823
            Construction Materials - 0.6 %
33,098,000  Texas Industries, Inc., 7.25%, 7/15/13           $34,173,685
            Diversified Metals & Mining - 0.9 %
51,110,000  Freeport-McMoRan Copper & Gold, 6.875%, 2/1/09   $51,812,763
            Fertilizers & Agricultural Chemicals - 0.1 %
7,750,000   Scotts Co., 6.625%, 11/15/13                     $ 7,875,938
            Metal & Glass Containers - 0.8 %
47,600,000  Crown Cork and Seal Co., Inc., 7.375%, 12/15/26 ($44,030,000
            Paper Packaging - 0.0 %
250,000     Stone Container Fin, 7.375%, 7/15/14             $   223,125
            Paper Products - 7.3 %
30,295,000  Abitibi-Consolidated, Inc., 6.0%, 6/20/13        $24,993,375
26,625,000  Abitibi-Consolidated, Inc., 7.4%, 4/1/18          21,965,625
4,932,000   Abitibi-Consolidated, Inc., 8.5%, 8/1/29           4,093,560
9,050,000   Abitibi-Consolidated, Inc, 8.55%, 8/1/10  (b)      8,869,000
33,255,000  Abitibi-Consolidated, Inc., 8.85%, 8/1/30         28,433,025
400,000     Abitibi-Consolidated Inc., Floating Rate Note, 6/1   384,000
88,920,000  Bowater Canada Finance, 7.95%, 11/15/11           85,807,800
193,290,000 Bowater, Inc., 6.5%, 6/15/13 (b)                  173,236,163
30,270,000  Bowater, Inc., 9.375%, 12/15/21                   29,967,300
9,465,000   Bowater, Inc., 9.5%, 10/15/12                      9,748,950
23,635,000  Smurfit Capital Funding Plc, 7.5%, 11/20/25       21,153,325
                                                             $408,652,123
            Specialty Chemicals - 1.2 %
64,935,000  Millennium America, Inc., 7.625%, 11/15/26       $62,012,925
4,000,000   Millennium America, Inc., 9.25%, 6/15/08           4,300,000
                                                             $66,312,925
            Total Materials                                  $915,364,717
            Capital Goods - 8.2 %
            Aerospace & Defense - 3.6 %
132,038,000 DRS Technologies, Inc., 6.875%, 11/1/13          $131,047,715
39,945,000  Esterline Technology, 7.75%, 6/15/13              41,542,800
30,065,000  L-3 Communication Holdings Corp., 5.875%, 1/15/15 29,012,725
                                                             $201,603,240
            Industrial Machinery - 4.6 %
24,130,000  Gardner Denver, Inc., 8.0%, 5/1/13 (144A)        $25,336,500
71,126,000  JLG Industries, Inc., 8.375%, 6/15/12 (b)         76,460,450
16,723,000  Manitowoc Co., Inc., 10.5%, 8/1/12                18,562,530
40,345,000  Manitowoc Co., Inc., 7.125%, 11/1/13              42,463,113
100,942,760 Mueller Industries, Inc., 6.0%, 11/1/14           94,886,194
                                                             $257,708,787
            Total Capital Goods                              $459,312,027
            Transportation - 0.9 %
            Air Freight & Couriers - 0.9 %
45,500,000  Petroleum Helicopters, 9.375%, 5/1/09            $47,888,750
            Total Transportation                             $47,888,750
            Automobiles & Components - 0.4 %
            Tires & Rubber - 0.4 %
20,400,000  Goodyear Tire & Rubber, 7.857%, 8/15/11 (b)      $19,890,000
            Total Automobiles & Components                   $19,890,000
            Consumer Durables & Apparel - 1.4 %
            Footwear - 0.4 %
23,025,000  Brown Shoe Co., Inc., 8.75%, 5/1/12              $24,061,125
            Homebuilding - 1.0 %
15,470,000  Beazer Homes USA, 6.5%, 11/15/13                 $14,889,875
14,880,000  Beazer Homes USA, 6.875%, 7/15/15                 14,508,000
26,018,000  Meritage Homes Corp., 6.25%, 3/15/15              23,806,470
                                                             $53,204,345
            Total Consumer Durables & Apparel                $77,265,470
            Media - 2.6 %
            Advertising - 2.6 %
154,820,000 Interpublic Group, Inc., 7.25%, 8/15/11          $145,530,800
            Total Media                                      $145,530,800
            Retailing - 3.8 %
            Automotive Retail - 1.9 %
97,318,000  Pep Boys-Manny Moe Jack, 7.5%, 12/15/14          $86,126,430
21,305,000  Sonic Automotive, Inc., 8.625%, 8/15/13           21,038,688
                                                             $107,165,118
            Department Stores - 1.2 %
68,367,000  J.C. Penney Co., Inc., 7.625%, 3/1/97            $70,001,928
            Distributors - 0.6 %
32,570,000  Wesco Distribution, Inc., 7.5%, 10/15/17 (144A)  $33,139,975
            Total Retailing                                  $210,307,021
            Health Care Equipment & Services - 1.3 %
            Health Care Equipment - 0.3 %
4,500,000   Bio-Rad Laboratories, Inc., 7.5%, 8/15/13        $ 4,747,500
14,855,000  Bio-Rad Laboratories, Inc., 6.125%, 12/15/14      14,557,900
                                                             $19,305,400
            Health Care Facilities - 0.0 %
1,000,000   HCA, Inc., 7.58%, 9/15/25                        $ 1,002,309
            Health Care Supplies - 0.9 %
52,470,000  Inverness Medical Innovation, 8.75%, 2/15/12     $51,945,300
            Total Health Care Equipment & Services           $72,253,009
            Pharmaceuticals & Biotechnology - 2.5 %
            Pharmaceuticals - 2.5 %
144,555,000 Valeant Pharmaceuticals, 7.0%, 12/15/11          $141,663,900
            Total Pharmaceuticals & Biotechnology            $141,663,900
            Real Estate - 9.6 %
            Real Estate Management & Development - 3.6 %
118,745,000 Forest City Enterprises, 7.625%, 6/1/15          $124,682,250
78,700,000  Forest City Enterprises, 6.5%, 2/1/17             78,011,375
                                                             $202,693,625
            Real Estate Investment Trusts - 6.0 %
56,849,000  BF Saul Real Estate Investment Trust, 7.5%, 3/1/1$58,199,164
32,746,000  Crescent Real Estate, 7.5%, 9/15/07               33,155,325
123,935,000 Crescent Real Estate, 9.25%, 4/15/09              129,202,238
45,789,000  Meristar Hospitality Corp., 9.125%, 1/15/11 (b)   49,566,593
64,703,000  Meristar Hospitality Operations Finance Corp., 9.066,967,605
                                                             $337,090,925
            Total Real Estate                                $539,784,550
            Technology Hardware & Equipment - 4.4 %
            Communications Equipment - 0.9 %
16,264,000  Corning Glass, 8.875%, 3/15/16                   $19,522,883
22,990,000  Corning, Inc., 8.875%, 8/16/21                    27,680,765
1,000,000   Lucent Technologies, Inc., 6.5%, 1/15/28             825,000
9,330,000   Lucent Technologies, Inc., 6.45%, 3/15/29          7,837,200
                                                             $55,865,848
            Electronic Equipment & Instruments - 1.1 %
57,355,000  General Cable Corp., 9.5%, 11/15/10              $61,083,075
            Technology Distributors - 2.3 %
26,798,000  Anixter International Corp., 5.95%, 3/1/15       $24,526,628
66,191,000  Arrow Electronic, Inc., 6.875%, 6/1/18            69,238,632
29,856,000  Arrow Electronic, Inc., 7.5%, 1/15/27             32,917,225
                                                             $126,682,485
            Total Technology Hardware & Equipment            $243,631,408
            Utilities - 5.7 %
            Electric Utilities - 4.1 %
49,478,000  Allegheny Energy Supply, 7.8%, 3/15/11           $53,188,850
80,390,000  Allegheny Energy Supply, 8.25% 4/15/12 (144A)     89,232,900
8,400,000   Allegheny Generating Co., 6.875%, 9/1/23           8,232,000
41,068,000  CMS Energy Corp., 7.5%, 1/15/09                   42,300,040
36,128,000  CMS Energy Corp., 8.5%, 4/15/11                   39,244,040
                                                             $232,197,830
            Multi-Utilities - 1.6 %
56,655,000  CMS Energy Corp., 7.75%, 8/1/10                  $59,629,388
26,850,000  CMS Energy Corp., 6.875%, 12/15/15                27,118,500
                                                             $86,747,888
            Total Utilities                                  $318,945,718
            TOTAL CORPORATE BONDS
            (Cost   $3,415,073,023)                          $3,424,127,930

            TEMPORARY CASH INVESTMENT - 2.9 %
            Repurchase Agreement - 0.7 %
40,000,000  UBS Warburg, Inc., 4.28%, dated 1/31/06, repurcha$40,000,000
Shares      Security Lending Collateral -2.2%
125,144,347 Security Lending Investment Fund, 4.37%          $125,144,347
            TOTAL TEMPORARY CASH INVESTMENT
            (Cost   $165,144,347)                            $165,144,347

            TOTAL INVESTMENT IN SECURITIES - 101.4%
            (Cost   $5,445,808,975)(a)                       $5,672,238,356

            OTHER ASSETS AND LIABILITIES - (1.4)%            $(76,488,162)

            TOTAL NET ASSETS - 100.0%                        $5,595,750,194

*           Non-income producing security

144A        Security is exempt from registration under Rule 144A of the
Securities

(a) At January 31, 2006, the net unrealized gain on investments based on c

            Aggregate gross unrealized gain for all investment $ 468,928,369

            Aggregate gross unrealized loss for all investment  (242,498,988)

            Net unrealized gain                                $ 226,429,381

(b)         At January 31, 2006, the following securities were out on loan:

Shares                          Security                        Value
2,401,400   Abitibi-Consolidated, Inc.                       $        9,317,432
2,400       General Cable Corp., 5.75%, 11/24/13                         306,000
431,472     General Growth Properties                               22,263,955
177,300     NRG Energy, Inc. *                                        8,558,271
586,300     Novelis, Inc.                                           11,245,234
410,000     Protein Design Labs, Inc. *                             11,951,500
50,000      Placer Dome, Inc.                                         1,283,500
243,000     SEMCO Energy, Inc. *                                      1,375,380

 Principal
Amount
$6,081,000  Abitibi-Consolidated, Inc, 8.55%, 8/1/10                  6,219,343
17,603,000  Bowater, Inc., 6.5%, 6/15/13                            15,922,899
8,000,000   Crown Cork and Seal Co., Inc., 7.375%, 12/15/26           7,475,392
12,932,000  Goodyear Tire & Rubber, 7.857% 8/15/11                  13,077,226
12,315,000  JLG Industries, Inc., 8.375%, 6/15/12                   13,238,625
3,002,000   Maxtor Corp., 6.8%, 4/30/10                               3,402,584
5,917,000   Meristar Hospitality Corp., 9.125%, 1/15/11               6,429,152
250,000     Sonic Automotive, Inc., 5.25%, 5/7/09                        249,000
            Total                                            $    132,315,493




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer High Yield Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 31, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 31, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date March 31, 2006

* Print the name and title of each signing officer under his or her signature.